Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 15,396	$ 14,655
Operating expenses:
Operating costs	9,003	8,768
Depreciation and amortization	2,576	2,585
Restructuring, acquisition and other	310	324
Finance costs	1,233	849
Other (income) expense	(15)	2
Income before income tax expense	2,289	2,127
Income tax expense	609	569
Net income for the year	$ 1,680	$ 1,558
Earnings per share:
Basic (in dollars per share)	$ 3.33	$ 3.09
Diluted (in dollars per share)	$ 3.32	$ 3.07